Share-based payments	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Share-based payments
12. Share-based payments
Immatics Biotechnologies GmbH previously issued share-based awards to employees under two different plans. Under the Immatics Biotechnologies GmbH Stock Appreciation Program 2010 (the “2010 Plan”), the Company issued stock appreciation rights (“SARs”), which the Group accounted for as cash-settled awards. Under the Immatics Biotechnologies 2016 Equity Incentive Plan (“2016 Plan”), the Company issued tandem awards, which contained the possibility to function as either a SAR or a stock option.
The Group accounted for awards issued under the 2016 Plan, which were redeemable in either cash or equity shares at the Group’s discretion, as equity settled.
For the six months ended June 30, 2020, Immatics recognized €0.8 million expenses in connection with the 2010 and 2016 Plan, of which €0.7 million and €0.1 million relate to cash and equity settled awards, respectively.
Prior to the ARYA Merger, Immatics N.V. established the new equity incentive plan (“2020 Equity Plan”). As part of the ARYA Merger, all outstanding awards under the 2010 Plan and 2016 Plan were replaced by a combination of cash payments and share-based awards under the 2020 Equity Plan in Immatics N.V. Under the 2020 Plan, management and employees have been granted different types of options.
As part of the replacement, active employees and management members received stock options (“Matching Stock Options”) to acquire shares in Immatics N.V. The Matching Stock Options have an exercise price of $10.00 and vest in full on July 31, 2021. The award recipient must remain employed by Immatics or one of its affiliates through the vesting date, to receive the option. The awards have a ten-year
contract life.

Matching Stock Options outstanding as of June 30, 2021:

	2021
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,422,556
Matching Stock Options forfeited	10.00	9,254
Matching Stock Options exercised	—	—
Matching Stock Options expired	—	—
Matching Stock Options outstanding on June 30,	10.00	1,413,302
Matching Stock Options vested	10.00	38,702
Weighted average remaining contract life (years)	9.01
For any outstanding 2016 Plan and 2010 Plan awards scheduled to vest on or after January 1, 2021, employees received replacement stock options (“Converted Options”) to acquire shares in Immatics N.V. The Converted Options have comparable terms as previous awards, with revised exercise prices reflecting the reorganized capital structure of Immatics. The options granted under the 2020 Equity Plan that gives employees the right to acquire shares in Immatics N.V., are accounted for as a modification under IFRS 2, with the incremental fair value expensed over the remaining vesting period.
The incremental fair value is the difference between the fair value of the options to purchase ordinary shares under the 2020 Equity Plan to acquire shares in Immatics N.V., and the fair value of the exchanged unvested SAR (both measured at the date on which the replacement award is issued).
Based on the terms of the Converted Options award agreements, the awards had a service commencement date in June 2020. However, the grant date criteria for these awards, as specified in IFRS 2 and the underlying award agreements, were not met until July 1, 2020.
Converted Options outstanding as of June 30, 2021:

	2021
	Weighted average exercise price in USD	Number

Converted Options outstanding on January 1,	2.58	594,844
Converted Options forfeited	1.20	16,958
Converted Options exercised	1.25	734
Converted Options expired	1.20	1,637
Converted Options outstanding on June 30,	2.47	575,515
Converted Options vested	2.49	99,211
Weighted average remaining contract life (years)	6.51
Under the 2020 Plan, Immatics also issues employee stock options with a service requirement (“Service Options”), to acquire shares of Immatics N.V. The service-based options will vest solely on a four-year time-based vesting schedule. These Service Options are granted on a recurring basis.
The Company granted Service Options on March 30, 2021, June 17, 2021 and on June 29, 2021 which were accounted for using the respective grant date fair value. Immatics applied a Black Scholes pricing model to estimate the fair value of the Service Options, with a weighted average fair value of $8.48 for Service Option granted during the six months ended June 30, 2021.

	As of March 30, 2021	As of June 17, 2021	As of June 29, 2021
Exercise price in USD	$11.68	$12.05	$11.93
Underlying share price in USD	$11.68	$12.05	$11.93
Volatility	85.77%	84.67%	84.53%
Time period (years)	6.1	6.11	6.10
Risk free rate	1.17%	1.10%	1.08%
Dividend yield	0.00%	0.00%	0.00%
Service Options outstanding as of June 30, 2021:

	2021
	Weighted average exercise price in USD	Number

Service Options outstanding on January 1,	9.87	1,910,182
Service Options granted in March,	11.68	90,325
Service Options granted in June,	11.99	75,980
Service Options forfeited	10.46	109,110
Service Options exercised	—	—
Service Options expired	—	—
Service Options outstanding on June 30,	10.65	1,967,377
Service Options vested	—	—
Weighted average remaining contract life (years)	9.57
In addition, after the closing of the ARYA Merger certain executive officers and key personnel of the Group received under the 2020 Equity Plan performance-based options (“PSUs”), vesting based on both the achievement of market capitalization milestones and satisfaction of a four-year time-based vesting schedule. The PSUs are split into three equal tranches. The performance criteria for each of the three respective tranches requires Immatics to achieve a market capitalization of at least $1.5 billion, $2 billion and $3 billion, respectively.

A Monte-Carlo simulation model has been used to measure the fair value at grant date of the PSUs. This model incorporates the impact of the performance criteria regarding market capitalization described above in the calculation of the award’s fair value at grant date.
There were no PSUs granted during the three and six months ended June 30, 2021.
PSUs outstanding as of June 30, 2021:

	2021
	Weighted average exercise price in USD	Number

PSUs outstanding on January 1,	10.00	3,644,000
PSUs forfeited	10.00	12,000
PSUs outstanding on June 30,	10.00	3,632,000
PSUs vested	—	—
Weighted average remaining contract life (years)	9.11
The Group recognized total employee-related share-based compensation expense, during the three and six months ended June 30, 2021 and 2020 as set out below:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
	(Euros in thousands)		(Euros in thousands)

Research and development expenses	4,676	4,843	9,574	5,284
General and administrative expenses	3,289	3,848	6,695	4,135

Total share-based compensation	7,965	8,691	16,269	9,419

The increase in share-based compensation expense for the six months ended June 30, 2021 is attributable to replacement awards issued under the 2020 Equity Plan for the outstanding awards under the 2010 Plan and 2016 Plan and the new awards issued under the 2020 Equity Plan, as described above.